Interest and Other Income	6 Months Ended
Dec. 31, 2021
Interest and Other Income [Abstract]
Interest and other income
6	Interest and other income

	31 December	31 December
	2021 A$	2020 A$
Interest and other income
Interest income	1,350	6,553
	1,350	6,553
Other Income
R&D tax incentive	2,133,452	1,883,325
COVID-19 relief	-	41,064
Other grant (1)	225,746	-
	2,359,198	1,924,389

[1]	Other grants relates to the receipt of grant funding awarded by Michael J. Fox Foundation during the period ended 31 December 2021.